NOTE PAYABLE - Additional Information (Details) - Medtronic [Member] - USD ($)		1 Months Ended
	Jun. 03, 2020	Apr. 28, 2020	Sep. 30, 2020
Disclosure of detailed information about borrowings [line items]
Proceeds from loan		$ 1,500,000
Principal amount	$ 1,500,000
Legal, transaction and intellectual property related expense incurred	$ 132,000
Interest rate on notes		8.00%
Accrued interest			$ 54,730